Accounts Receivable and Other Current Assets - Schedule of Allowance for Credit Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of year	$ (35)	$ (33)
Credit loss expensed	(36)	(21)
Credit loss deferred	(6)
Write-offs, net of recoveries	14	18
Foreign exchange	(1)	1
Balance, end of year	$ (64)	$ (35)